Taxation on Ordinary Activities - Summary of Factors Affecting the Taxation Charge (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Profit/(loss) before taxation	£ 3,538	£ (17,061)	£ 9,324
Share of post-tax results of associates and joint ventures	(1,900)	(585)	(442)
Profit before tax excluding associates and joint ventures	1,638	(17,646)	8,882
Tax at 25% (2023: 23.5%; 2022: 19%) on the above	410	(4,147)	1,688
Tax at standard rates other than UK corporation tax rate	395	619	397
Other national tax charges	277	310	244
Pillar Two income taxes	79	0	0
Permanent differences	(71)	845	83
Overseas withholding taxes	168	179	156
Double taxation relief on UK profits	(30)	(46)	(26)
Unutilised/(utilised) tax losses	33	(15)	12
Adjustments in respect of prior periods	117	(13)	41
Deferred tax relating to changes in tax rates	(249)	(106)	(66)
Additional net deferred tax (credits)/charges	(772)	(498)	(51)
Taxation on ordinary activities	£ 357	£ (2,872)	£ 2,478
Tax at 25% (2023: 23.5%; 2022: 19%) on the above	25.00%	23.50%	19.00%
Tax at standard rates other than UK corporation tax rate, percentage	24.10%	(3.50%)	4.50%
Other national tax charges, percentage	16.90%	(1.80%)	2.70%
Pillar Two income taxes, percentage	4.80%	0.00%	0.00%
Permanent differences, percentage	(4.30%)	(4.80%)	0.90%
Overseas withholding taxes, percentage	10.30%	(1.00%)	1.80%
Double taxation relief on UK profits, percentage	(1.80%)	0.30%	(0.30%)
Unutilised/(utilised) tax losses, percentage	2.00%	0.10%	0.10%
Adjustments in respect of prior periods, percentage	7.10%	0.10%	0.50%
Deferred tax relating to changes in tax rates, percentage	(15.20%)	0.60%	(0.70%)
Additional net deferred tax (credits)/charges, percentage	(47.10%)	2.80%	(0.60%)
Total average effective tax rate	21.80%	16.30%	27.90%